Managed Volatility Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 59.07%
Communication Services - 5.47%
Alphabet, Inc., Class A* 210 $ 584,084
Alphabet, Inc., Class C* 210 586,528
AT&T, Inc. 2,240 52,931
Comcast Corp., Class A 600 28,092
Meta Platforms, Inc.,
Class A* 400 88,944
Omnicom Group, Inc.# 600 50,928
Roku, Inc.*# 1,000 125,270
Sea, Ltd., ADR*# 800 95,832
Verizon Communications,
Inc.# 900 45,846
Walt Disney Co. (The)* 565 77,495
1,735,950
Consumer Discretionary - 8.65%
Amazon.com, Inc.*# 360 1,173,582
Aptiv PLC* 400 47,884
AutoZone, Inc.* 100 204,458
Carvana Co.*# 1,200 143,148
Dollar General Corp. 300 66,789
eBay, Inc.# 500 28,630
Etsy, Inc.*# 500 62,140
Ford Motor Co.# 2,900 49,039
McDonald's Corp.# 1,800 445,104
NIKE, Inc., Class B# 600 80,736
Ross Stores, Inc. 500 45,230
Starbucks Corp.# 900 81,873
Target Corp. 300 63,666
Tesla, Inc.* 200 215,520
Yum! Brands, Inc. 300 35,559
2,743,358
Consumer Staples - 3.14%
Archer-Daniels-Midland
Co. 400 36,104
Coca-Cola Co. (The) 500 31,000
Colgate-Palmolive Co. 400 30,332
Constellation Brands, Inc.,
Class A# 500 115,160
Costco Wholesale Corp.# 400 230,340
General Mills, Inc. 500 33,860
J M Smucker Co. (The) 400 54,164
Kimberly-Clark Corp.# 600 73,896
Kroger Co. (The)# 800 45,896
Mondelez International,
Inc., Class A# 700 43,946
PepsiCo, Inc.# 900 150,642
Procter & Gamble Co.
(The)# 600 91,680
Industry Company Shares Value
Consumer Staples (continued)
Walmart, Inc.# 400 $ 59,568
996,588
Energy - 1.43%
Chevron Corp.# 678 110,399
ConocoPhillips# 887 88,700
EOG Resources, Inc.# 500 59,615
Marathon Petroleum
Corp.# 1,200 102,600
Phillips 66 593 51,229
Valero Energy Corp. 400 40,616
453,159
Financials - 8.51%
Ally Financial, Inc.# 1,000 43,480
American Express Co. 300 56,100
Aon PLC, Class A 100 32,563
Bank of America Corp. 400 16,488
Berkshire Hathaway, Inc.,
Class B*# 500 176,455
BlackRock, Inc. 100 76,417
Capital One Financial
Corp.# 2,300 301,967
Charles Schwab Corp.
(The) 800 67,448
Chubb, Ltd. 461 98,608
Citigroup, Inc.# 3,310 176,754
Comerica, Inc. 300 27,129
Fidelity National Financial,
Inc.# 6,000 293,040
Goldman Sachs Group,
Inc. (The)# 1,200 396,120
Huntington Bancshares,
Inc. 3,200 46,784
JPMorgan Chase & Co.# 1,000 136,320
KeyCorp. 3,300 73,854
Marsh & McLennan Cos.,
Inc. 400 68,168
Morgan Stanley# 800 69,920
PNC Financial Services
Group, Inc. (The) 500 92,225
Progressive Corp. (The) 420 47,876
S&P Global, Inc. 400 164,072
T Rowe Price Group, Inc. 200 30,238
Truist Financial Corp. 300 17,010
U.S. Bancorp# 1,900 100,985
Wells Fargo & Co.# 1,871 90,668
2,700,689

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
Quarterly Report | March 31, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Health Care - 6.75%
Abbott Laboratories 700 $ 82,852
AbbVie, Inc.# 1,859 301,363
Amgen, Inc. 500 120,910
Anthem, Inc. 200 98,244
Baxter International, Inc. 300 23,262
Becton Dickinson & Co. 173 46,018
Biogen, Inc.* 200 42,120
Bristol-Myers Squibb Co. 1,079 78,799
Cigna Corp. 299 71,643
CVS Health Corp. 400 40,484
Danaher Corp. 200 58,666
DaVita, Inc.*# 400 45,244
Gilead Sciences, Inc. 400 23,780
Johnson & Johnson# 500 88,615
Medtronic PLC 400 44,380
Merck & Co., Inc.# 1,700 139,485
Pfizer, Inc.# 1,700 88,009
Stryker Corp. 160 42,776
Thermo Fisher Scientific,
Inc.# 500 295,325
UnitedHealth Group, Inc.# 800 407,976
2,139,951
Industrials - 5.41%
3M Co.# 2,000 297,760
Carrier Global Corp. 540 24,770
Cummins, Inc.# 1,300 266,643
Emerson Electric Co. 400 39,220
FedEx Corp.# 600 138,834
Honeywell International,
Inc. 600 116,748
Ingersoll Rand, Inc. 16 806
Johnson Controls
International PLC# 954 62,554
L3Harris Technologies, Inc. 200 49,694
Lockheed Martin Corp. 270 119,178
Northrop Grumman Corp. 400 178,888
Otis Worldwide Corp. 270 20,776
Raytheon Technologies
Corp.# 1,240 122,847
Trane Technologies PLC 200 30,540
Trex Co., Inc.*# 1,000 65,330
Union Pacific Corp. 300 81,963
United Parcel Service, Inc.,
Class B 100 21,446
Waste Management, Inc. 500 79,250
1,717,247
Information Technology - 17.00%
Adobe, Inc.*# 600 273,372
Industry Company Shares Value
Information Technology (continued)
Advanced Micro Devices,
Inc.*# 2,000 $ 218,680
Apple, Inc.# 6,400 1,117,504
Applied Materials, Inc.# 1,100 144,980
Cisco Systems, Inc.# 2,000 111,520
Cognizant Technology
Solutions Corp.,
Class A# 700 62,769
EPAM Systems, Inc.*# 600 177,966
Globant SA*# 1,300 340,691
HP, Inc.# 2,000 72,600
Intel Corp.# 2,300 113,988
International Business
Machines Corp. 200 26,004
Intuit, Inc. 200 96,168
Juniper Networks, Inc. 600 22,296
Mastercard, Inc., Class A# 1,100 393,118
Micron Technology, Inc.# 2,100 163,569
Microsoft Corp.# 2,800 863,268
NVIDIA Corp.# 600 163,716
Oracle Corp.# 860 71,148
Palo Alto Networks, Inc.*# 300 186,753
PayPal Holdings, Inc.*# 800 92,520
QUALCOMM, Inc.# 1,800 275,076
salesforce.com, Inc.*# 700 148,624
Texas Instruments, Inc.# 470 86,236
Trade Desk, Inc. (The),
Class A*# 500 34,625
Visa, Inc., Class A# 600 133,062
5,390,253
Materials - 0.95%
Corteva, Inc. 33 1,897
Dow, Inc.# 533 33,963
DuPont de Nemours, Inc.# 400 29,432
Ecolab, Inc. 200 35,312
Linde PLC 300 95,829
Olin Corp.# 1,500 78,420
Sherwin-Williams Co.
(The) 100 24,962
299,815
Real Estate - 0.91%
American Tower Corp. 300 75,366
Crown Castle International
Corp.# 500 92,300
Prologis, Inc. 500 80,740
Public Storage 100 39,028
287,434

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Utilities - 0.85%
American Electric Power
Co., Inc. 400 $ 39,908
Dominion Energy, Inc. 420 35,687
Duke Energy Corp. 383 42,766
NextEra Energy, Inc.# 1,800 152,478
270,839
TOTAL COMMON STOCKS - 59.07% 18,735,283
(Cost $10,830,212)
Due Date
Discount Rate
or Coupon
Rate(a)
Principal
Amount Value
.
U.S. Government Obligations - 28.36%
U.S. Treasury Bills
- 28.36%
04/28/2022 0.132% $ 2,000,000 1,999,797
05/12/2022 0.228% 2,000,000 1,999,544
05/26/2022 0.315% 2,000,000 1,999,160
06/23/2022 0.481% 3,000,000 2,996,755
TOTAL U.S. GOVERNMENT OBLIGATIONS
- 28.36% 8,995,256
(Cost $8,994,574)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 10.08%
Fidelity Investments Money
Market Government
Portfolio Class I 0.12% 3,196,596
$ 3,196,596
TOTAL MONEY MARKET FUND - 10.08% 3,196,596
(Cost $3,196,596)
TOTAL INVESTMENTS BEFORE
OPTIONS WRITTEN - 97.51% 30,927,135
(Cost $23,021,382 )
Value
WRITTEN OPTIONS
- (2.27%)
TOTAL WRITTEN OPTIONS - (2.27%) $ (720,924)
(Premiums Received $(851,413))
TOTAL INVESTMENTS
-
95.24%
$ 30,206,211
(Cost $22,169,969)
Other Assets in Excess of Liabilities - 4.76% 1,509,700
NET ASSETS - 100.00% $ 31,715,911
* Non-income producing security.
# Security subject to call or put option written by the Fund.
(a) Rate represents the effective yield at purchase.
^ Rate disclosed as of March 31, 2022.
ADR - American Depositary Receipt
PLC - Public Limited Company

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | March 31, 2022 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
.
Exchange Traded Put Options Written - (0.89%)
Advanced Micro Devices, Inc. 28 $ 306,152 $ 115.00
04/14/22
$ (21,420)
Allstate Corp. (The) 26 (360,126) 120.00
04/14/22
(390)
Analog Devices, Inc. 5 (82,590) 160.00
06/17/22
(3,950)
Apple, Inc. 35 611,135 165.00
05/20/22
(13,650)
Autodesk, Inc. 14 (300,090) 240.00
04/14/22
(37,450)
Berry Global Group, Inc. 25 (144,900) 62.50
06/17/22
(18,000)
Cheniere Energy, Inc. 10 (138,650) 125.00
06/17/22
(4,050)
Cleveland-Cliffs, Inc. 150 (483,150) 17.00
04/14/22
(300)
Crown Holdings, Inc. 10 (125,090) 125.00
07/15/22
(7,900)
Darden Restaurants, Inc. 5 (66,475) 130.00
07/15/22
(4,550)
Datadog, Inc., Class A 20 (302,940) 165.00
04/14/22
(29,000)
Electronic Arts, Inc. 25 (316,275) 125.00
06/17/22
(13,625)
Expedia Group, Inc. 17 (332,639) 190.00
07/15/22
(23,120)
Johnson & Johnson 15 265,845 160.00
05/20/22
(900)
Nucor Corp. 17 252,705 130.00
07/15/22
(11,645)
NVIDIA Corp. 14 382,004 230.00
04/14/22
(1,162)
Texas Instruments, Inc. 18 330,264 175.00
06/17/22
(11,250)
UBS Group AG 75 (146,550) 17.50
05/20/22
(2,700)
United States Steel Corp. 30 (113,220) 35.00
07/15/22
(10,650)
UnitedHealth Group, Inc. 7 356,979 490.00
06/17/22
(10,815)
Verizon Communications, Inc. 35 178,290 52.50
06/17/22
(9,660)
Walmart, Inc. 22 327,624 145.00
06/17/22
(8,184)
West Fraser Timber Co., Ltd. 5 (41,215) 95.00
05/20/22
(7,350)
Whirlpool Corp. 15 (259,170) 195.00
05/20/22
(30,225)
Total Exchange Traded Put Options Written (Premiums Received $(385,049))
$ (281,946)

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

bridgewayfunds.com
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
.
Exchange Traded Call Options Written - (1.38%)
3M Co. 15 $ 223,320 $ 150.00
07/15/22
$ (9,825)
AbbVie, Inc. 5 81,055 145.00
05/20/22
(9,015)
Adobe, Inc. 2 91,124 440.00
06/17/22
(8,010)
Advanced Micro Devices, Inc. 20 218,680 120.00
05/20/22
(9,300)
Ally Financial, Inc. 10 43,480 45.00
06/17/22
(2,150)
Amazon.com, Inc. 1 325,995 3100.00
05/20/22
(27,560)
Amazon.com, Inc. 1 325,995 3300.00
05/20/22
(14,946)
Apple, Inc. 20 349,220 170.00
04/14/22
(12,840)
Applied Materials, Inc. 3 39,540 155.00
04/14/22
(33)
Berkshire Hathaway, Inc., Class B 2 70,582 335.00
06/17/22
(5,500)
Capital One Financial Corp. 12 157,548 135.00
06/17/22
(8,448)
Capital One Financial Corp. 9 118,161 140.00
06/17/22
(4,410)
Carvana Co. 12 143,148 130.00
05/20/22
(14,280)
Chevron Corp. 3 48,849 160.00
06/17/22
(2,910)
Cisco Systems, Inc. 6 33,456 57.50
06/17/22
(1,218)
Citigroup, Inc. 25 133,500 62.50
04/14/22
(125)
Citigroup, Inc. 3 16,020 65.00
04/14/22
(9)
Cognizant Technology Solutions Corp., Class A 3 26,901 87.50
04/14/22
(1,269)
ConocoPhillips 3 30,000 105.00
05/20/22
(960)
Constellation Brands, Inc., Class A 2 46,064 250.00
04/14/22
(120)
Costco Wholesale Corp. 2 115,170 540.00
06/17/22
(10,000)
Crown Castle International Corp. 3 55,380 195.00
04/14/22
(105)
Crown Castle International Corp. 2 36,920 175.00
07/15/22
(3,120)
Cummins, Inc. 13 266,643 210.00
06/17/22
(11,440)
DaVita, Inc. 2 22,622 115.00
04/14/22
(380)
Dow, Inc. 2 12,744 65.00
06/17/22
(560)
DuPont de Nemours, Inc. 2 14,716 85.00
04/14/22
(8)
eBay, Inc. 2 11,452 62.50
04/14/22
(28)
EOG Resources, Inc. 2 23,846 125.00
07/15/22
(1,586)
EPAM Systems, Inc. 6 177,966 290.00
07/15/22
(29,700)
Etsy, Inc. 4 49,712 150.00
06/17/22
(2,460)
Etsy, Inc. 1 12,428 165.00
06/17/22
(340)
FedEx Corp. 3 69,417 220.00
06/17/22
(6,501)
Fidelity National Financial, Inc. 60 293,040 50.00
06/17/22
(12,000)
Ford Motor Co. 9 15,219 17.00
06/17/22
(1,215)
Globant SA 13 (340,691) 270.00
05/20/22
(19,500)
Goldman Sachs Group, Inc. (The) 10 330,100 345.00
07/15/22
(15,200)
HP, Inc. 6 21,780 40.00
06/17/22
(630)
Intel Corp. 7 34,692 50.00
06/17/22
(1,820)
Johnson Controls International PLC 3 (19,671) 77.50
04/14/22
(75)
JPMorgan Chase & Co. 3 40,896 150.00
04/14/22
(66)
Kimberly-Clark Corp. 3 36,948 145.00
04/14/22
(24)
Kroger Co. (The) 3 17,211 60.00
07/15/22
(831)
Marathon Petroleum Corp. 5 42,750 77.50
04/14/22
(4,375)
Mastercard, Inc., Class A 7 250,166 350.00
06/17/22
(19,670)
McDonald's Corp. 13 321,464 240.00
06/17/22
(17,810)
Merck & Co., Inc. 5 41,025 82.50
04/14/22
(470)

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | March 31, 2022 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
Exchange Traded Call Options Written (continued)
Micron Technology, Inc. 7 $ 54,523 $ 95.00
05/20/22
$ (518)
Microsoft Corp. 9 277,479 300.00
05/20/22
(16,758)
Mondelez International, Inc., Class A 3 18,834 62.50
06/17/22
(765)
Morgan Stanley 3 26,220 105.00
05/20/22
(51)
NextEra Energy, Inc. 6 50,826 82.50
06/17/22
(3,378)
NIKE, Inc., Class B 3 40,368 150.00
04/14/22
(33)
NVIDIA Corp. 6 163,716 270.00
07/15/22
(20,610)
Olin Corp. 15 78,420 55.00
05/20/22
(3,945)
Omnicom Group, Inc. 3 25,464 80.00
04/14/22
(1,710)
Oracle Corp. 3 24,819 82.50
06/17/22
(1,410)
Palo Alto Networks, Inc. 3 186,753 560.00
06/17/22
(26,940)
PayPal Holdings, Inc. 3 34,695 170.00
04/14/22
(12)
PepsiCo, Inc. 3 50,214 160.00
06/17/22
(3,201)
Pfizer, Inc. 5 25,885 52.50
06/17/22
(1,125)
Procter & Gamble Co. (The) 2 30,560 150.00
06/17/22
(1,430)
QUALCOMM, Inc. 6 91,692 170.00
05/20/22
(2,220)
Raytheon Technologies Corp. 4 39,628 100.00
06/17/22
(1,576)
Roku, Inc. 10 125,270 125.00
07/15/22
(20,200)
salesforce.com, Inc. 3 63,696 210.00
05/20/22
(3,855)
Sea, Ltd., ADR 6 71,874 120.00
06/17/22
(9,660)
Sea, Ltd., ADR 2 23,958 150.00
04/14/22
(122)
Starbucks Corp. 3 27,291 100.00
04/14/22
(36)
Thermo Fisher Scientific, Inc. 2 118,130 580.00
06/17/22
(7,720)
Trade Desk, Inc. (The), Class A 5 34,625 60.00
04/14/22
(5,495)
Trex Co., Inc. 10 65,330 95.00
04/14/22
(400)
U.S. Bancorp 6 31,890 55.00
06/17/22
(1,230)
UnitedHealth Group, Inc. 3 152,991 500.00
06/17/22
(9,000)
Visa, Inc., Class A 3 66,531 220.00
04/14/22
(1,830)
Wells Fargo & Co. 6 29,076 52.50
06/17/22
(906)
Total Exchange Traded Call Options Written (Premiums Received $(466,364))
$ (438,978)

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 3/31/2022 :
Assets Table
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 18,735,283 $ – $ – $ 18,735,283
U.S.
Government
Obligations – 8,995,256 – 8,995,256
Money Market
Fund – 3,196,596 – 3,196,596
TOTAL
$18,735,283 $12,191,852 $– $30,927,135
Liabilities Table
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Written
Options $ (570,524) $ (150,400) $ – $ (720,924)
TOTAL
$(570,524) $(150,400) $– $(720,924)
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.